Group Statement Of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Profit after tax for the year		$ 13,076	$ 22,575	$ 10,400
Items that will not be reclassified to the income statement:
Re-measurement gains/(losses) on pension and post-retirement healthcare plans		578	1,026	(474)
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		0	5	10
Tax relating to these components of other comprehensive income		(123)	(305)	112
Share of other comprehensive income/(losses) of equity accounted units, net of tax		5	12	(6)
Items that will not be reclassified to profit or loss		460	738	(358)
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[1]	(2,371)	(1,843)	2,967
Currency translation on subsidiary disposed of, transferred to the income statement		105	0	0
Fair value movements:
– Cash flow hedge (losses)/gains		(167)	(211)	24
– Cash flow hedge losses/(gains) transferred to the income statement		106	14	(63)
Net change in costs of hedging reserve		4	(18)	7
Tax relating to these components of other comprehensive loss		21	62	3
Share of other comprehensive (losses)/income of equity accounted units, net of tax		(27)	(12)	4
Items that will be reclassified to profit or loss		(2,329)	(2,008)	2,942
Total other comprehensive (loss)/income for the year, net of tax		(1,869)	(1,270)	2,584
Total comprehensive income for the year	[2]	11,207	21,305	12,984
– attributable to owners of Rio Tinto		10,705	19,896	12,201
– attributable to non-controlling interests		$ 502	$ 1,409	$ 783

[1]	Excludes a currency translation charge of US$240 million (2021: charge of US$211 million; 2020: gain of US$333 million) arising on Rio Tinto Limited’s share capital for the year ended 31 December 2022, which is recognised in the Group statement of changes in equity. Refer to the Group statement of changes in equity on page 160.
[2]	Refer to the Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.